Changes in the Carrying Amount of Goodwill (Detail) ¥ in Millions, $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Goodwill [Line Items]
Beginning Balance	¥ 15,342	¥ 15,841		¥ 15,806
Goodwill acquired	499	81		3,362
Goodwill disposed		(116)		(569)
Foreign currency translation and other adjustments				(63)
Ending Balance	15,841	15,806	$ 2,696	18,536
Search Services
Goodwill [Line Items]
Beginning Balance	10,785	11,284
Goodwill acquired	499
Ending Balance	11,284
Transaction Services
Goodwill [Line Items]
Beginning Balance	1,281	1,281
Goodwill acquired	0
Ending Balance	1,281
iQIYI
Goodwill [Line Items]
Beginning Balance	3,276	3,276		3,276
Goodwill acquired	0	0		612
Goodwill disposed		0		0
Foreign currency translation and other adjustments				0
Ending Balance	3,276	3,276	566	3,888
Baidu Core
Goodwill [Line Items]
Beginning Balance		12,565		12,530
Goodwill acquired		81		2,750
Goodwill disposed		(116)		(569)
Foreign currency translation and other adjustments				(63)
Ending Balance	¥ 12,565	¥ 12,530	$ 2,130	¥ 14,648